UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2014

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2013 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—43.4%
	Advertising—0.6%
$8,230	Affinion Group, Inc., 11.50%, 10/15/15	$7,077,800

	Auto Components—0.7%
5,205	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (a)(b)	5,660,437
1,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	1,432,000

		7,092,437

	Auto Manufacturers—0.8%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,410,350

	Commercial Services—4.2%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,665	9.625%, 3/15/18	1,843,987
4,000	9.75%, 3/15/20	4,690,000
11,500	Cenveo Corp., 11.50%, 5/15/17	9,861,250
5,705	DynCorp International, Inc., 10.375%, 7/1/17	5,876,150
3,965	Interactive Data Corp., 10.25%, 8/1/18	4,470,538
6,375	Monitronics International, Inc., 9.125%, 4/1/20	6,916,875
11,000	National Money Mart Co., 10.375%, 12/15/16	11,838,750

		45,497,550

	Commercial Services & Supplies—0.8%
5,645	United Rentals North America, Inc., 8.375%, 9/15/20	6,181,275
2,255	West Corp., 8.625%, 10/1/18	2,486,138

		8,667,413

	Consumer Finance—0.8%
2,395	SLM Corp., 8.45%, 6/15/18	2,670,425
5,775	Springleaf Finance Corp., 6.90%, 12/15/17	6,013,219

		8,683,644

	Distribution/Wholesale—0.5%
5,675	HD Supply, Inc., 10.50%, 1/15/21	5,909,094

	Diversified Consumer Services—0.6%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,201,650

	Diversified Financial Services—1.6%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	9,984,150
7,130	12.75%, 5/1/20 (a)(b)	7,334,987

		17,319,137

	Diversified Telecommunications—1.0%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	10,583,250

	Electric—0.4%
	Texas Competitive Electric Holdings Co. LLC,
750	11.50%, 10/1/20 (a)(b)	592,500
10,800	15.00%, 4/1/21	3,510,000

		4,102,500

	Electrical Components & Equipment—1.3%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	14,162,363

	Electronic Equipment, Instruments & Components—0.7%
7,725	Kemet Corp., 10.50%, 5/1/18	8,014,688

	Electronics—0.2%
1,700	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,929,500

	Energy Equipment & Services—1.0%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	10,725,525

	Food & Staples Retailing—0.5%
5,000	Rite Aid Corp., 10.25%, 10/15/19	5,756,250

	Health Care Providers & Services—0.9%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,806,875

	Healthcare-Products—0.6%
6,065	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	6,595,688

	Hotels, Restaurants & Leisure—1.9%
9,120	DineEquity, Inc., 9.50%, 10/30/18	10,305,600
8,405	MGM Resorts International, 11.375%, 3/1/18	10,926,500

		21,232,100

	Household Durables—1.2%
	Beazer Homes USA, Inc.,
2,945	7.25%, 2/1/23 (a)(b)	3,132,744
5,045	9.125%, 5/15/19	5,543,193
3,950	Jarden Corp., 7.50%, 5/1/17	4,512,875

		13,188,812

	Household Products/Wares—0.8%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,323,438

	Internet Software & Services—1.1%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20 (a)(b)	2,772,000
9,060	8.875%, 5/15/19	9,150,600

		11,922,600

	Iron/Steel—0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	6,574,500

	IT Services—0.2%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	2,699,988

	Leisure Time—0.8%
650	NCL Corp. Ltd., 9.50%, 11/15/18	736,125
8,855	Travelport LLC, 11.875%, 9/1/16	8,434,388

		9,170,513

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Lodging—0.8%
$12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	$8,731,425

	Machinery—0.5%
5,755	Navistar International Corp., 8.25%, 11/1/21	5,891,681

	Media—2.8%
5,545	McClatchy Co., 9.00%, 12/15/22 (a)(b)	6,016,325
8,220	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21 (a)(b)	8,579,625
6,750	Media General, Inc., 11.75%, 2/15/17	7,560,000
3,745	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	3,688,825
4,240	Sinclair Television Group, Inc., 9.25%, 11/1/17 (a)(b)	4,547,400

		30,392,175

	Metals & Mining—0.9%
3,775	ArcelorMittal, 10.35%, 6/1/19	4,690,437
5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	4,973,150

		9,663,587

	Miscellaneous Manufacturing—0.9%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	10,213,437

	Oil & Gas—1.9%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	10,090,750
9,280	United Refining Co., 10.50%, 2/28/18	10,579,200

		20,669,950

	Oil, Gas & Consumable Fuels—1.9%
2,840	Arch Coal, Inc., 9.875%, 6/15/19 (a)(b)	2,939,400
9,890	Endeavour International Corp., 12.00%, 3/1/18	9,346,050
5,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,750,687
2,500	Laredo Petroleum, Inc., 9.50%, 2/15/19	2,843,750

		20,879,887

	Packaging & Containers—0.7%
6,379	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	7,176,375

	Retail—0.4%
3,980	Toys “R” Us, Inc., 10.375%, 8/15/17	4,368,050

	Semiconductors & Semiconductor Equipment—1.2%
2,580	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,683,200
	Freescale Semiconductor, Inc.,
5,035	10.125%, 3/15/18 (a)(b)	5,651,787
4,345	10.75%, 8/1/20	4,931,575

		13,266,562

	Software—0.6%
5,670	First Data Corp., 12.625%, 1/15/21	6,222,825

	Specialty Retail—0.4%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,420,000

	Telecommunications—2.5%
7,420	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	7,949,046
5,665	Consolidated Communications Finance Co., 10.875%, 6/1/20	6,571,400
8,203	ITC Deltacom, Inc., 10.50%, 4/1/16	8,682,465
5,090	NII Capital Corp., 8.875%, 12/15/19	4,631,900

		27,834,811

	Textiles, Apparel & Luxury Goods—0.8%
7,540	Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	8,444,800

	Trading Companies & Distribution—0.6%
6,075	Aircastle Ltd., 9.75%, 8/1/18	6,895,125

	Transportation—1.8%
9,050	Quality Distribution LLC, 9.875%, 11/1/18	10,158,625
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,879,975

		20,038,600

	Wireless Telecommunication Services—0.9%
6,705	Sprint Nextel Corp., 11.50%, 11/15/21	9,286,425

	Total Corporate Bonds & Notes (cost-$463,699,543)	474,043,380

Shares
CONVERTIBLE PREFERRED STOCK—34.2%
	Aerospace & Defense—1.1%
193,595	United Technologies Corp., 7.50%, 8/1/15	11,681,522

	Airlines—1.4%
313,435	Continental Airlines Finance Trust II, 6.00%, 11/15/30	15,260,367

	Auto Components—1.1%
233,475	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	11,662,076

	Automobiles—1.5%
332,430	General Motors Co., 4.75%, 12/1/13, Ser. B	16,225,908

	Biotechnology—1.1%
219,000	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (d)	12,003,390

	Capital Markets—1.0%
171,470	AMG Capital Trust I, 5.10%, 4/15/36	11,113,400

	Commercial Banks—2.1%
81,250	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (c)	12,837,500
8,100	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (c)	10,165,500

		23,003,000

	Commercial Services & Supplies—0.9%
150,157	United Rentals, Inc., 6.50%, 8/1/28	10,557,914

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
	Communications Equipment—2.2%
12,015	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	$11,146,916
219,090	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (d)	13,439,200

		24,586,116

	Computers & Peripherals—1.2%
543,785	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (d)	12,931,207

	Diversified Financial Services—1.5%
13,660	Bank of America Corp., 7.25%, 12/31/49, Ser. L (c)	16,228,080

	Electric Utilities—2.3%
	NextEra Energy, Inc.,
195,425	5.599%, 6/1/15	10,583,241
25,000	7.00%, 9/1/13	1,395,000
263,985	PPL Corp., 9.50%, 7/1/13	13,795,856

		25,774,097

	Health Care Providers & Services—1.3%
11,340	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (c)	13,851,810

	Insurance—2.2%
344,500	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (d)	14,355,315
194,050	MetLife, Inc., 5.00%, 3/26/14	10,325,401

		24,680,716

	Internet & Catalog Retail—1.2%
16,330	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (d)	13,020,889

	IT Services—0.9%
167,530	Unisys Corp., 6.25%, 3/1/14	9,890,971

	Machinery—0.3%
23,595	Stanley Black & Decker, Inc., 4.75%, 11/17/15	3,120,439

	Metals & Mining—1.3%
227,900	ArcelorMittal, 6.00%, 1/15/16	4,846,430
315,215	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	6,048,976
160,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,952,000

		13,847,406

	Multi-Utilities—1.1%
239,645	AES Trust III, 6.75%, 10/15/29	12,015,800

	Oil, Gas & Consumable Fuels—2.9%
220,325	Apache Corp., 6.00%, 8/1/13	10,309,007
	Chesapeake Energy Corp.,
119,250	5.00%, 12/31/49 (c)	10,590,890
1,200	5.75%, 05/17/15 (a)(b)(c)	1,315,050
124,235	PetroQuest Energy, Inc., 6.875%, 12/31/49 (c)	3,917,279
	Sanchez Energy Corp., (a)(b)(c)
29,215	4.875%, 12/31/49	1,683,514
63,305	6.50%, 12/31/49	3,790,387

		31,606,127

	Real Estate Investment Trust—3.9%
439,700	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (c)	12,377,555
707,605	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (c)	17,513,224
208,680	Health Care REIT, Inc., 6.50%, 04/20/18, Ser. I (c)	13,146,840

		43,037,619

	Road & Rail—1.7%
1,259,980	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	18,410,702

	Total Convertible Preferred Stock (cost-$334,404,671)	374,509,556

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—20.2%
	Aerospace & Defense—1.1%
$7,310	GenCorp, Inc., 4.063%, 12/31/39	11,558,938

	Biotechnology—0.6%
8,910	Dendreon Corp., 2.875%, 1/15/16	6,704,775

	Capital Markets—2.3%
10,755	Ares Capital Corp., 5.75%, 2/1/16	11,857,387
13,195	BGC Partners, Inc., 4.50%, 7/15/16	13,722,800

		25,580,187

	Commercial Services—1.0%
11,795	Cenveo Corp., 7.00%, 5/15/17	10,888,259

	Construction Materials—0.8%
7,645	Cemex S.A.B. de C.V., 4.875%, 3/15/15	9,231,337

	Electrical Equipment—1.1%
9,100	EnerSys, 3.375%, 6/1/38 (e)	12,370,358

	Hotels, Restaurants & Leisure—2.0%
9,075	MGM Resorts International, 4.25%, 4/15/15	10,339,828
11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	11,641,500

		21,981,328

	IT Services—1.1%
5,180	Alliance Data Systems Corp., 1.75%, 8/1/13	11,661,475

	Machinery—3.9%
10,115	Greenbrier Cos, Inc., 3.50%, 4/1/18	10,639,716
	Meritor, Inc.,
12,480	4.625%, 3/1/26 (e)	12,667,200
5,655	7.875%, 3/1/26 (a)(b)	7,160,644
11,335	Navistar International Corp., 3.00%, 10/15/14	11,639,628
150	Terex Corp., 4.00%, 6/1/15	343,031

		42,450,219

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Media—0.7%
$4,505	Liberty Interactive LLC, 3.125%, 3/30/23	$7,650,053

	Oil, Gas & Consumable Fuels—1.0%
2,300	Endeavour International Corp., 5.50%, 7/15/16	1,355,562
3,685	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	5,112,938
5,500	Peabody Energy Corp., 4.75%, 12/15/41	4,760,937

		11,229,437

	Road & Rail—0.1%
550	Avis Budget Group, Inc., 3.50%, 10/1/14	1,136,094

	Semiconductors & Semiconductor Equipment—1.0%
9,920	SunPower Corp., 4.75%, 4/15/14	10,670,200

	Software—1.4%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	7,570,325
7,490	TeleCommunication Systems, Inc., 7.75%, 6/30/18	7,447,869

		15,018,194

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	7,053,716

	Tobacco—1.4%
13,060	Vector Group Ltd., 2.50%, 1/15/19 (f)	15,423,599

	Total Convertible Bonds & Notes (cost- $178,679,389)	220,608,169

SHORT-TERM INVESTMENT—2.2%
	Time Deposit—2.2%
24,351	Wells Fargo-Grand Cayman, 0.03%, 6/3/13 (cost- $24,351,335)	24,351,335

	Total Investments (cost- $1,001,134,938) (g)—100.0%	$1,093,512,440

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $87,033,484, representing 8.0% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Perpetual maturity. The date shown, if any, is the next call date.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional income based on the actual dividends paid on its common stock.

(g)	At May 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $1,004,129,700. Gross unrealized appreciation was $120,129,876; gross unrealized depreciation was $30,747,136; and net unrealized appreciation was $89,382,740. The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and to wash sale loss deferrals.

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at May 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 5/31/13
Investments in Securities—Assets
Corporate Bonds & Notes	—	$474,043,380	—	$474,043,380
Convertible Preferred Stock:
Airlines	—	15,260,367	—	15,260,367
Biotechnology	—	—	$12,003,390	12,003,390
Capital Markets	—	11,113,400	—	11,113,400
Commercial Banks	$10,165,500	12,837,500	—	23,003,000
Commercial Services & Supplies	—	10,557,914	—	10,557,914
Communications Equipment	—	11,146,916	13,439,200	24,586,116
Computers & Peripherals	—	—	12,931,207	12,931,207
Health Care Providers & Services	—	13,851,810	—	13,851,810
Insurance	10,325,401	—	14,355,315	24,680,716
Internet & Catalog Retail	—	—	13,020,889	13,020,889
Metals & Mining	9,000,976	4,846,430	—	13,847,406
Oil, Gas & Consumable Fuels	10,309,007	21,297,120	—	31,606,127
Road & Rail	—	18,410,702	—	18,410,702
All Other	149,636,512	—	—	149,636,512
Convertible Bonds & Notes	—	220,608,169	—	220,608,169
Short-Term Investments	—	24,351,335	—	24,351,335

Totals	$189,437,396	$838,325,043	$65,750,001	$1,093,512,440

At May 31, 2013, there were no transfers between Levels 1 and 2.

AllianzGI Convertible & Income Fund Schedule of Investments

May 31, 2013 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2013, was as follows:

	Beginning Balance 2/28/13	Purchases	Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/13
Investments in Securities— Assets
Convertible Preferred Stock:
Biotechnology	—	$12,124,497	—		—	—	$ (121,107)	—	—	$12,003,390
Communications Equipment	$14,013,654	—	—		—	—	(574,454)	—	—	13,439,200
Computer Storage & Peripherals	11,138,123	—	$(14,162,877	)†	—	—	3,024,754	—	—	—
Computers & Peripherals	—	13,019,681	—		—	—	(88,474)	—	—	12,931,207
Insurance	—	13,596,003	—		—	—	759,312	—	—	14,355,315
Internet & Catalog Retail	—	13,104,825	—		—	—	(83,936)	—	—	13,020,889

Totals	$25,151,777	$51,845,006	$(14,162,877)		—	—	$2,916,095	—	—	$65,750,001

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at May 31, 2013:

	Ending Balance at 5/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$65,750,001	Third-Party Vendor	Single Broker Quote	$23.78-$797.36

†	Stock conversion.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at May 31, 2013, was $(108,659).

Glossary:

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel President & Chief Executive Officer

Date: July 22, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel President & Chief Executive Officer

Date: July 22, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2013